Note 19 - Long-term Debt and Financing	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
19.	LONG-TERM DEBT AND FINANCING

	Maturity	March 31, 2018	March 31, 2017
Credit facility (a)	September 1, 2018	$122,115	$68,258
Less: Debt issue costs (a)		(664)	(2,257)
6.75% 100M convertible debentures (b)	March 31, 2023	85,760	-
6.75% 160M convertible debentures (c)	December 31, 2021	148,146	145,579
6.5% convertible bonds (d)	July 29, 2019	188,147	190,486
5.75% convertible debentures (e)	September 30, 2018	-	96,022
		543,504	498,088
Less: Current portion		(121,451)	-
		422,053	498,088

Future annual minimum repayments are as follows:

	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total

Credit facility (a)	$122,115	$-	$-	$-	$122,115
6.75% $100M convertible debentures (b)	-		100,000		100,000
6.75% $160M convertible debentures (c)	-	-	160,000	-	160,000
6.5% convertible bonds (d)	-	193,410	-	-	193,410
	$122,115	$193,410	$260,000	$-	$575,525

The details for long-term debt is as follows:

	As at April 1, 2017	Cash inflows / (outflows)	FX	Non-cash changes	As at March 31, 2018

Credit facility (a)	$66,001	$53,857	$-	$1,593	$121,451
6.75% $100M convertible debentures (b)	-	95,869	-	(10,109)	85,760
6.75% $160M convertible debentures (c)	145,579	-	-	2,567	148,146
6.5% convertible bonds (d)	190,486	-	(6,101)	3,761	188,147
5.75% convertible debentures (e)	96,022	(100,000)	-	3,978	-
	498,088	49,726	(6,101)	1,790	543,504
Less: Current portion	-	-	-	-	(121,451)
	498,088	49,726	(6,101)	1,790	422,053

	As at April 1, 2016	Cash inflows / (outflows)	FX	Non-cash changes	As at March 31, 2017

Credit facility (a)	$(2,980)	$68,258	$-	$723	$66,001
6.75% $160M convertible debentures (c)	-	152,407	-	(6,828)	145,579
6.5% convertible bonds (d)	182,564	-	4,309	3,613	190,486
5.75% convertible debentures (e)	93,637	-	-	2,385	96,022
6.0% convertible debentures (f)	311,028	(321,261)	-	10,233	-
Senior unsecured note (g)	76,294	(80,000)	-	3,706	-
	660,543	(180,596)	4,309	13,832	498,088

The following table details the finance costs for the year ended
March 31.
Interest is expensed
based on the effective interest rate.

	2018	2017
Credit facility (a)	$12,883	$10,564
6.75% $100M convertible debentures (b)	497
6.75% $160M convertible debentures (c)	12,773	7,090
6.5% convertible bonds (d)	15,753	16,418
5.75% convertible debentures (e)	9,173	8,135
6.0% convertible debentures (f)	-	19,396
Loss on redemption of 6.0% convertible debentures (f)	-	4,415
Senior unsecured note (g)	-	10,999
Unwinding of discount and other	4,893	1,060
	$55,972	$78,077

(a)	As at
March 31, 2018,
Just Energy has a
$342.5
million credit facility to meet working capital requirements, which includes an increase to the capacity by
$50
million for a letter of credit facility (the “LC facility”), effective
December 30, 2016.
The principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. The syndicate of lenders includes Shell Energy North America (Canada) Inc./Shell Energy North America (U.S.), L.P., Canadian Imperial Bank of Commerce (“CIBC”), National Bank of Canada, HSBC Bank Canada, Alberta Treasury Branches, JP Morgan Chase Bank, N.A. and Canadian Western Bank.

Interest is payable on outstanding loans at rates that vary with Bankers’ Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees of
3.40%.
Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus
2.40%
and letters of credit are at a rate of
3.40%.
Interest rates are adjusted quarterly based on certain financial performance indicators.

As at
March 31, 2018,
the Canadian prime rate was
3.45%
and the U.S. prime rate was
4.75%.
Just Energy has drawn
$122.1
million against the facility and the total letters of credit outstanding as of the current period amounted to
$113.4
million (
2017
-
$109.2
million). As at
March 31, 2018,
Just Energy has
$102
million of the facility remaining as well as a
$5
million swing line with CIBC for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the international operations. Just Energy is required to meet a number of financial covenants under the various debt agreements. As at
March 31, 2018,
the Company was compliant with all of these covenants.

Subsequent to
March 31, 2018,
the Company has renegotiated an agreement with a syndicate of lenders to extend Just Energy’s credit facility for an additional two
years to
September 1, 2020.
For further details please refer to Note
34
to the consolidated financial statements.

(b)	On
February 22, 2018,
Just Energy issued
$100
million of convertible unsecured senior subordinated debentures (the
“6.75%
$100
million convertible debentures”). The
6.75%
$100
million convertible debentures bear interest at an annual rate of
6.75%,
payable semi-annually in arrears on
March 31
and
September 30
in each year, and have a maturity date of
March 31, 2023.
Each
$1,000
principal amount of the
6.75%
$100
million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into
112.3596
common shares of Just Energy, representing a conversion price of
$8.90,
subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion.

The
6.75%
$100
million convertible debentures will
not
be redeemable at the option of the Company on or before
March 31, 2021.
After
March 31, 2021
and prior to
March 31, 2022,
the
6.75%
$100
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the “TSX”) for the
20
consecutive trading days ending
five
trading days preceding the date on which the notice of redemption is given is at least
125%
of the conversion price. On or after
March 31, 2022,
the
6.75%
$100
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest.

The conversion feature of the
6.75%
$100
million convertible debentures has been accounted for as a separate component of shareholders’ equity in the amount of
$9.7
million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of
$2.6
million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the
6.75%
$100
million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of
$100
million over the term of the
6.75%
$100
million convertible debentures using an effective interest rate of
10.7%.
If the
6.75%
$100
million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted.
No
amounts of the
6.75%
$100
million convertible debentures have been converted or redeemed as at
March 31, 2018.

(c)	On
October 5, 2016,
Just Energy issued
$160
million of convertible unsecured senior subordinated debentures (the
“6.75%
$160
million convertible debentures”). The
6.75%
$160
million convertible debentures bear interest at an annual rate of
6.75%,
payable semi-annually in arrears on
June 30
and
December 31
in each year, and have a maturity date of
December 31, 2021.
Each
$1,000
principal amount of the
6.75%
$160
million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into
107.5269
common shares of Just Energy, representing a conversion price of
$9.30,
subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion.

The
6.75%
$160
million convertible debentures will
not
be redeemable at the option of the Company on or before
December 31, 2019.
After
December 31, 2019
and prior to
December 31, 2020,
the
6.75%
$160
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the “TSX”) for the
20
consecutive trading days ending
five
trading days preceding the date on which the notice of redemption is given is at least
125%
of the conversion price. On or after
December 31, 2020,
the
6.75%
$160
million convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest.

The conversion feature of the
6.75%
$160
million convertible debentures has been accounted for as a separate component of shareholders’ equity in the amount of
$8.0
million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of
$2.1
million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the
6.75%
$160
million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of
$160
million over the term of the
6.75%
$160
million convertible debentures using an effective interest rate of
9.1%.
If the
6.75%
$160
million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted.
No
amounts of the
6.75%
$160
million convertible debentures have been converted or redeemed as at
March 31, 2018.

(d)	On
January 29, 2014,
Just Energy issued
US$150
million of European-focused senior convertible unsecured convertible bonds (the
“6.5%
convertible bonds”). The
6.5%
convertible bonds bear interest at an annual rate of
6.5%,
payable semi-annually in arrears in equal installments on
January 29
and
July 29
in each year, and have a maturity date of
July 29, 2019.

A Conversion Right in respect of a bond
may
be exercised, at the option of the holder thereof, at any time from
May 30, 2014
to
July 7, 2019.
The initial conversion price is
US$9.3762
per common share (being
C$10.2819
) but is subject to adjustments. In the event of the exercise of a Conversion Right, the Company may,
at its option, subject to applicable regulatory approval and provided no
event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received.

As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the
6.5%
convertible bonds has been accounted for as a separate financial liability with an initial value of
US$8,517.
The remainder of the net proceeds of the
6.5%
convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of
$150.0
million over the term of the
6.5%
convertible bonds using an effective interest rate of
8.8%.
At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. As at
March 31, 2018,
the fair value of this conversion feature is
US$0.2
million and is included in other non-current financial liabilities.
No
amounts of the
6.5%
convertible bonds have been converted or redeemed as at
March 31, 2018.

(e)	In
September 2011,
Just Energy issued
$100
million of convertible unsecured subordinated debentures (the
“5.75%
convertible debentures”), which was used to fund an acquisition. The
5.75%
convertible debentures bear interest at an annual rate of
5.75%,
payable semi-annually on
March 31
and
September 30
in each year, and have a maturity date of
September 30, 2018.
Each
$1,000
principal amount of the
5.75%
convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into
56.0
common shares of Just Energy, representing a conversion price of
$17.85.
On or after
September 30, 2016,
the
5.75%
convertible debentures
may
be redeemed in whole or in part from time to time at the option of the Company on not
more than
60
days’ and
not
less than
30
days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest.

The Company
may,
at its option, on
not
more than
60
days' and
not
less than
30
days' prior notice, subject to applicable regulatory approval and provided no
event of default has occurred and is continuing, elect to satisfy its obligation to repay all or any portion of the principal amount of the
5.75%
convertible debentures that are to be redeemed or that are to mature, by issuing and delivering to the holders thereof that number of freely tradable common shares determined by dividing the principal amount of the
5.75%
convertible debentures being repaid by
95%
of the current market price on the date of redemption or maturity, as applicable.

On
March 27, 2018,
Just Energy redeemed the
5.75%
convertible debentures. Of the amount paid,
$99.5
million was recorded as a reduction in the liability component of the
5.75%
convertible debentures, a non-cash loss on early redemption of
$0.5
million was classified as finance costs, and
$7.1
million was recorded as an increase in contributed surplus.

(f)	In
May 2010,
Just Energy issued
$330
million of convertible extendible unsecured subordinated debentures (the
“6.0%
convertible debentures”). The
6.0%
convertible debentures bear interest at a rate of
6.0%
per annum payable semi-annually in arrears on
June 30
and
December 31,
with an original maturity date of
June 30, 2017.

On
November 7, 2016,
Just Energy redeemed
$225
million of the
6.0%
convertible debentures. Of the amount paid,
$222
million was recorded as a reduction in the liability component of the
6.0%
convertible debentures, a non-cash loss on early redemption of
$3.1
million was classified as finance costs, and
$12.9
million was recorded as an increase in contributed surplus. On
February 21, 2017,
Just Energy redeemed
$94.6
million of the
6.0%
convertible debentures. Of the amount paid,
$93.4
million was recorded as a reduction in the liability component of the
6.0%
convertible debentures, a non-cash loss on early redemption of
$1.3
million was classified as finance costs, and
$5.4
million was recorded as an increase in contributed surplus.

(g)	The senior unsecured note was originally issued in the amount of
$105
million bearing interest at
9.75%
and maturing in
June 2018.
Just Energy early redeemed
$25
million on
March 31, 2016
and
June 30, 2016,
respectively, with the remaining
$55
million repaid on
October 5, 2016.